INCOME TAXES (Details Narrative) - USD ($)			12 Months Ended
	Jan. 01, 2018	Dec. 22, 2017	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
US federal income corporate tax rates	21.00%	35.00%	21.00%	21.00%
Net operating loss carry forwards			$ 14,650,382